TAXES ON INCOME (Schedule of Taxes on Income) (Current and Deferred) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Examination [Line Items]
Current	$ 60,586	$ 57,549	$ 57,174
Deferred	(12,217)	(30,172)	(70,805)
Taxes on income (tax benefit)	48,369	27,377	(13,631)
Domestic	8,614	29,947	27,673
Foreign	39,755	(2,570)	(41,304)
Domestic
Income Tax Examination [Line Items]
Current	29,075	34,370	22,808
Deferred	(20,461)	(4,423)	4,865
Taxes on income (tax benefit)	8,614	29,947	27,673
Foreign
Income Tax Examination [Line Items]
Current	31,196	23,179	34,366
Deferred	8,559	(25,749)	(75,670)
Taxes on income (tax benefit)	$ 39,755	$ (2,570)	$ (41,304)